Harbor ETF Trust

Supplement to Prospectus dated April 13, 2022
Harbor Dividend Growth Leaders ETF
December 12, 2022
Effective January 2, 2023 (the “Effective Date”), Harbor Dividend Growth Leaders ETF (the “Fund”) will be changing its primary listing exchange from NYSE Arca, Inc. to the NYSE. As of the Effective Date, all references to “NYSE Arca., Inc.” applicable to the Fund in this Prospectus are hereby deleted and replaced in their entirety with “NYSE”.
Investors Should Retain This Supplement For Future Reference
S1222.P.ETF.GDIV